FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Of Financial Instruments Tables
Schedule of carrying value and estimated fair value of assets and liabilities

The carrying values and estimated fair values of Newcastle’s assets and liabilities at December 31, 2013 and 2012 were as follows:

	December 31, 2013							December 31, 2012
	Principal Balance or Notional Amount	Carrying Value	Estimated Fair Value	Fair Value Method (A)	Weighted Average Yield/Funding Cost	Weighted Average Maturity (Years)		Carrying Value	Estimated Fair Value
Assets
Financial instruments:
Real estate securities, available-for-sale*	$1,170,905	$984,263	$984,263	Broker quotations, counterparty quotations, pricing services, pricing models	5.44%	2.9		$1,691,575	$1,691,575
Real estate related and other loans, held-for-sale, net	567,829	437,530	456,535	Broker quotations, counterparty quotations, pricing services, pricing models	13.92%	1.1		843,132	853,102
Residential mortgage loans, held-for-investment, net	277,624	255,450	252,039	Pricing models	8.50%	5.4		292,461	297,030
Residential mortgage loans, held-for-sale, net	3,129	2,185	2,185	Pricing models	19.34%	4.4		2,471	2,471
Subprime mortgage loans subject to call option (B)	406,217	406,217	406,217	(B)	9.09%	(B	)	405,814	405,814
Restricted cash*		5,889	5,889					2,064	2,064
Cash and cash equivalents*		74,133	74,133					231,898	231,898
Non-hedge derivative assets(D)(E)*	116,806	43,662	43,662	Counterparty quotations	N/A	(D	)	165	165
Investments in senior housing real estate, net		1,362,900						162,801
Investments in other real estate, net		266,170						6,672
Intangibles		199,725						19,086
Other investments		25,468						24,907
Receivables and other assets		98,225						17,197
Assets of discontinued operations		690,746						245,069
		$4,852,563						$3,945,312
Liabilities
Financial instruments:
CDO bonds payable (F)	$543,516	$544,525	$395,689	Pricing models	2.26%	1.9		$1,091,354	$781,856
Other bonds and notes payable (F)	243,745	230,279	235,464	Broker quotations, pricing models	3.50%	3.1		183,390	190,302
Repurchase agreements	556,347	556,347	556,347	Market comparables	0.52%	0.1		929,435	929,435
Mortgage notes payable	1,077,163	1,076,828	1,075,390	Pricing models	4.75%	6.8		120,525	120,525
Credit facilities, golf	152,498	152,498	152,498	(G)	5.19%	4.0
Financing of subprime mortgage loans subject to call option (B)	406,217	406,217	406,217	(B)	9.09%	(B	)	405,814	405,814
Junior subordinated notes payable	51,004	51,237	35,479	Pricing models	7.39%	21.3		51,243	31,545
Interest rate swaps, treated as hedges (C)(E)*	105,031	6,203	6,203	Counterparty quotations	N/A	(C	)	12,175	12,175
Non-hedge derivatives(D)(E)*	185,871	7,592	7,592	Counterparty quotations	N/A	(D	)	19,401	19,401
Dividends payable, accounts payable, accrued expenses and other liabilities		299,446						58,435
Liabilities of discontinued operations		295,267						480
		$3,626,439						$2,872,252

*Measured at fair value on a recurring basis.

(A)	Methods are listed in order of priority. In the case of real estate securities and real estate related and other loans, broker quotations are obtained if available and practicable, otherwise counterparty quotations or pricing service valuations are obtained or, finally, internal pricing models are used. Internal pricing models are only used for (i) securities and loans that are not traded in an active market, and, therefore, have little or no price transparency, and for which significant unobservable inputs must be used in estimating fair value, or (ii) loans or debt obligations which are private and untraded.

(B)	These two items results from an option, not an obligation, to repurchase loans from Newcastle’s subprime mortgage loan securitizations (Note 7), are noneconomic until such option is exercised, and are equal and offsetting.

(C)	Represents derivative agreements as follows:

Year of Maturity	Weighted Average Month of Maturity	Aggregate Notional Amount	Weighted Average Fixed Pay Rate / Cap Rate	Aggregate Fair Value Asset / (Liability)

Interest rate swap agreements which receive 1-Month LIBOR:
2016	Apr	$105,031	5.04%	$(6,203)

(D)	This represents a linked transaction entered into in June 2013 with $116.8 million face amount of underlying financial securities. This derivative agreement was not designated as a hedge for accounting purposes as of December 31, 2013.

(E)	Newcastle’s derivatives fall into two categories. As of December 31, 2013, all derivatives liabilities, which represent three interest rate swaps, were held within Newcastle’s nonrecourse structures. An aggregate notional balance of $290.9 million, is only subject to the credit risks of the respective CDO structures. As they are senior to all the debt obligations of the respective CDOs and the fair value of each of the CDOs’ total investments exceeded the fair value of each of the CDOs’ derivative liabilities, no credit valuation adjustments were recorded. A derivative asset with an aggregate notional balance of $116.8 million, represents linked transactions with $116.8 million face amount of underlying financed securities. Newcastle’s interest rate swap counterparties include Bank of America and Bank of New York Mellon. Newcastle’s derivatives are included in other assets or other liabilities in the consolidated balance sheets, as applicable.

(F)	Newcastle notes that the unrealized gain on the liabilities within such structures cannot be fully realized. Assets held within CDOs and other non- recourse structures are generally not available to satisfy obligations outside of such financings, except to the extent Newcastle receives net cash flow distributions from such structures. Furthermore, creditors or beneficial interest holders of these structures have no recourse to the general credit of Newcastle. Therefore, Newcastle’s exposure to the economic losses from such structures is limited to its invested equity in them and economically their book value cannot be less than zero. As a result, the fair value of Newcastle’s net investments in these non-recourse financing structures is equal to the present value of their expected future net cash flows.

(G)	These credit facilities were entered into late in the fourth quarter of 2013 and Newcastle believes their terms are market terms as of December 31, 2013.

Schedule of fair value of derivative assets
Represents derivative agreements as follows:

Year of Maturity	Weighted Average Month of Maturity	Aggregate Notional Amount	Weighted Average Fixed Pay Rate / Cap Rate	Aggregate Fair Value Asset / (Liability)

Interest rate swap agreements which receive 1-Month LIBOR:
2016	Apr	$105,031	5.04%	$(6,203)

Schedule of fair value of assets and liabilities measured on a recurring basis

The following table summarizes financial assets and liabilities measured at fair value on a recurring basis at December 31, 2013:

			Fair Value
	Principal Balance or Notional Amount	Carrying Value	Level 2	Level 3	Total
Assets:
Real estate securities, available for sale:
CMBS	$333,121	$284,469	$—	$284,469	$284,469
REIT debt	29,200	31,186	31,186	—	31,186
Non-Agency RMBS	96,762	57,581	—	57,581	57,581
ABS - other real estate	8,464	—	—	—	—
FNMA / FHLMC	514,994	551,270	551,270	—	551,270
CDO	188,364	59,757	—	59,757	59,757
Real estate securities total	$1,170,905	984,263	582,456	401,807	984,263

Derivative assets:
Linked transactions at fair value	$116,806	$43,662	$—	$43,662	$43,662
Derivative assets total	$116,806	$43,662	$—	$43,662	$43,662
Liabilities:
Derivative Liabilities:
Interest rate swaps, treated as hedges	$105,031	$6,203	$6,203	$—	$6,203
Interest rate swaps, not treated as hedges	185,871	7,592	7,592	—	7,592
Derivative liabilities total	$290,902	$13,795	$13,795	$—	$13,795

Schedule of change in fair value of Level 3 investments

Newcastle’s investments in instruments measured at fair value on a recurring basis using Level 3 inputs changed as follows:

	Level 3 Assets
	CMBS		ABS		Equity/Other	Linked
	Conduit	Other	Subprime	Other	Securities	Transactions	Total

Balance at December 31, 2011	$956,905	$171,913	$128,622	$38,107	$55,986	$—	$1,351,533
CDO X Deconsolidation (A)	(767,660)	(40,172)	(86,704)	(26,174)	—	—	(920,710)
Total gains (losses) (B)
Included in net income (loss) (C)	(4,947)	(396)	828	(4,092)	—	—	(8,607)
Included in other comprehensive income (loss)	22,537	12,515	28,573	1,739	15,125	—	80,489
Amortization included in interest income	33,538	1,777	17,691	288	5,657	—	58,951
Purchases, sales and settlements
Purchases	116,087	—	315,475	—	—	—	431,562
Proceeds from sales	(43,259)	—	(3,295)	(3,743)	—	—	(50,297)
Proceeds from repayments	(58,432)	(24,015)	(45,215)	(4,650)	(5,743)	—	(138,055)
Balance at December 31, 2012	$254,769	$121,622	$355,975	$1,475	$71,025	$—	$804,866
Spin-off of New Residential (A)	—	—	(560,783)	—	—	—	(560,783)
Total gains (losses) (B)
Included in net income (loss) (C)	348	(331)	2,372	(82)	1,638	1,168	5,113
Included in other comprehensive income (loss)	14,999	2,168	24,755	73	(726)	—	41,269
Amortization included in interest income	11,880	969	17,981	331	5,265	—	36,426
Purchases, sales and settlements
Purchases	—	—	267,160	—	—	43,172	310,332
Proceeds from sales	(73,576)	(31,989)	(11,181)	(1,359)	(8,156)	—	(126,261)
Proceeds from repayments	(9,485)	(6,905)	(38,698)	(438)	(9,289)	(678)	(65,493)
Balance at December 31, 2013	$198,935	$85,534	$57,581	$—	$59,757	$43,662	$445,469

(A)	CDO X was deconsolidated on September 12, 2012 and the spin-off of New Residential occurred on May 15, 2013.
(B)	None of the gains (losses) recorded in earnings during the periods is attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates.
(C)	These gains (losses) are recorded in the following line items in the consolidated statements of income:

	Year Ended December 31,
	2013	2012
Gain (loss) on settlement of investments, net	$5,367	$10,196
Other income (loss), net	1,168	—
OTTI	(1,422)	(18,803)
Total	$5,113	$(8,607)
Gain (loss) on sale of investments, net, from investments transferred into Level 3 during the period	$—	$—

Schedule of gains losses on fair value of RE securities
These gains (losses) are recorded in the following line items in the consolidated statements of income:

	Year Ended December 31,
	2013	2012
Gain (loss) on settlement of investments, net	$5,367	$10,196
Other income (loss), net	1,168	—
OTTI	(1,422)	(18,803)
Total	$5,113	$(8,607)
Gain (loss) on sale of investments, net, from investments transferred into Level 3 during the period	$—	$—

Schedule of securities valuation methodology and results
As of December 31, 2013, Newcastle’s securities valuation methodology and results are further detailed as follows:

			Fair Value
	Outstanding	Amortized			Internal
	Face	Cost	Multiple	Single	Pricing
Asset Type	Amount (A)	Basis (B)	Quotes (C)	Quote (D)	Models (E)	Total

CMBS	$333,121	$227,878	$240,358	$42,341	$1,770	$284,469
REIT debt	29,200	28,667	31,186	—	—	31,186
Non-Agency RMBS	96,762	40,675	57,581	—	—	57,581
ABS - other real estate	8,464	—	—	—	—	—
FNMA / FHLMC	514,994	547,639	551,270	—	—	551,270
CDO	188,364	56,996	—	57,755	2,002	59,757
Total	$1,170,905	$901,855	$880,395	$100,096	$3,772	$984,263

(A)	Net of incurred losses.
(B)	Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2013.
(C)	Management generally obtained pricing service quotations or broker quotations from at least two sources, one of which was generally the seller (the party that sold the security). Management selected one of the quotes received as being most representative of fair value and did not use an average of the quotes. Even if Newcastle receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes Newcastle receives. Management believes using an average of the quotes in these cases would generally not represent the fair value of the asset. Based on Newcastle’s own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. Newcastle never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable” – meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.

(D)	Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold the security) or a pricing service.

(E)	Securities whose fair value was estimated based on internal pricing models are further detailed as follows:

				Unrealized Gains (Losses) in Accumulated OCI
Asset Type	Amortized Cost Basis (B)	Fair Value	Impairment Recorded in Current Year		Weighted Average Significant Input
					Discount Rate	Prepayment Speed (F)	Cumulative Default Rate	Loss Severity

CMBS - conduit	$738	$1,770	$76	$1,032	8.0%	N/A	99.5%	27.6%
CDO	—	2,002	—	2,002	35.0%	3.5%	17.5%	73.5%
Total	$738	$3,772	$76	$3,034

All of the assumptions listed have some degree of market observability, based on Newcastle’s knowledge of the market, relationships with market participants, and use of common market data sources. Collateral prepayment, default and loss severity projections are in the form of “curves” or “vectors” that vary for each monthly collateral cash flow projection. Methods used to develop these projections vary by asset class (e.g., CMBS projections are developed differently than home equity ABS projections) but conform to industry conventions. Newcastle uses assumptions that generate its best estimate of future cash flows of each respective security.

The prepayment vector specifies the percentage of the collateral balance that is expected to voluntarily pay off at each point in the future. The prepayment vector is based on projections from a widely published investment bank model, which considers factors such as collateral FICO score, loan-to-value ratio, debt-to-income ratio, and vintage on a loan level basis. This vector is scaled up or down to match recent collateral-specific prepayment experience, as obtained from remittance reports and market data services.

Loss severities are based on recent collateral-specific experience with additional consideration given to collateral characteristics. Collateral age is taken into consideration because severities tend to initially increase with collateral age before eventually stabilizing. Newcastle typically uses projected severities that are higher than the historic experience for collateral that is relatively new to account for this effect. Collateral characteristics such as loan size, lien position, and location (state) also effect loss severity. Newcastle considers whether a collateral pool has experienced a significant change in its composition with respect to these factors when assigning severity projections.

Default rates are determined from the current “pipeline” of loans that are more than 90 days delinquent, in foreclosure, or are REO. These significantly delinquent loans determine the first 24 months of the default vector. Beyond month 24, the default vector transitions to a steady-state value that is generally equal to or greater than that given by the widely published investment bank model.

The discount rates Newcastle uses are derived from a range of observable pricing on securities backed by similar collateral and offered in a live market. As the markets in which Newcastle transacts have become less liquid, Newcastle has had to rely on fewer data points in this analysis.

(F)	Projected annualized average prepayment rate.

Schedule of securities valued based on internal pricing models
Securities whose fair value was estimated based on internal pricing models are further detailed as follows:

				Unrealized Gains (Losses) in Accumulated OCI
Asset Type	Amortized Cost Basis (B)	Fair Value	Impairment Recorded in Current Year		Weighted Average Significant Input
					Discount Rate	Prepayment Speed (F)	Cumulative Default Rate	Loss Severity

CMBS - conduit	$738	$1,770	$76	$1,032	8.0%	N/A	99.5%	27.6%
CDO	—	2,002	—	2,002	35.0%	3.5%	17.5%	73.5%
Total	$738	$3,772	$76	$3,034

All of the assumptions listed have some degree of market observability, based on Newcastle’s knowledge of the market, relationships with market participants, and use of common market data sources. Collateral prepayment, default and loss severity projections are in the form of “curves” or “vectors” that vary for each monthly collateral cash flow projection. Methods used to develop these projections vary by asset class (e.g., CMBS projections are developed differently than home equity ABS projections) but conform to industry conventions. Newcastle uses assumptions that generate its best estimate of future cash flows of each respective security.

The prepayment vector specifies the percentage of the collateral balance that is expected to voluntarily pay off at each point in the future. The prepayment vector is based on projections from a widely published investment bank model, which considers factors such as collateral FICO score, loan-to-value ratio, debt-to-income ratio, and vintage on a loan level basis. This vector is scaled up or down to match recent collateral-specific prepayment experience, as obtained from remittance reports and market data services.

Loss severities are based on recent collateral-specific experience with additional consideration given to collateral characteristics. Collateral age is taken into consideration because severities tend to initially increase with collateral age before eventually stabilizing. Newcastle typically uses projected severities that are higher than the historic experience for collateral that is relatively new to account for this effect. Collateral characteristics such as loan size, lien position, and location (state) also effect loss severity. Newcastle considers whether a collateral pool has experienced a significant change in its composition with respect to these factors when assigning severity projections.

Default rates are determined from the current “pipeline” of loans that are more than 90 days delinquent, in foreclosure, or are REO. These significantly delinquent loans determine the first 24 months of the default vector. Beyond month 24, the default vector transitions to a steady-state value that is generally equal to or greater than that given by the widely published investment bank model.

The discount rates Newcastle uses are derived from a range of observable pricing on securities backed by similar collateral and offered in a live market. As the markets in which Newcastle transacts have become less liquid, Newcastle has had to rely on fewer data points in this analysis.

Schedule of fair value for real estate related loans and residential mortgage loans held for sale

The following tables summarize certain information for real estate related and other loans and residential mortgage loans held-for-sale as of December 31, 2013:

				Valuation	Significant Input
	Outstanding			Allowance/	Range		Weighted Average
	Face	Carrying	Fair	(Reversal) In	Discount	Loss	Discount	Loss
Loan Type	Amount	Value	Value	Current Year	Rate	Severity	Rate	Severity
Mezzanine	$172,197	$139,720	$143,217	$(14,246)	3.4% - 9.0%	0.0% - 100.0%	6.6%	17.3%
Bank Loan	256,594	166,710	180,945	(3,610)	13.1% - 33.8%	0.0% - 100.0%	24.2%	23.1%
B-Note	109,323	101,385	102,645	(1,623)	5.0% - 12.0%	0.0%	10.1%	0.0%
Whole Loan	29,715	29,715	29,728	—	3.7% - 4.0%	0.0% - 15.5%	3.7%	15.1%
Total Real Estate Related and Other Loans Held for Sale, Net	$567,829	$437,530	$456,535	$(19,479)

				Valuation
	Outstanding			Allowance/	Significant Input (Weighted Average)
	Face	Carrying	Fair	(Reversal) In	Discount	Prepayment	Constant	Loss
Loan Type	Amount	Value	Value	Current Year	Rate	Speed	Default Rate	Severity
Non-securitized Manufactured Housing Loans Portfolio I	$501	$130	$130	$(58)	81.8%	5.0%	11.6%	65.0%
Non-securitized Manufactured Housing Loans Portfolio II	2,628	2,055	2,055	(47)	15.4%	5.0%	3.5%	60.0%
Total Residential Mortgage Loans Held for Sale, Net	$3,129	$2,185	$2,185	$(105)

Schedule of fair value for residential mortgage loans held for investment

The following table summarizes certain information for residential mortgage loans held-for-investment as of December 31, 2013:

					Significant Input (Weighted Average)
				Valuation
				Allowance/
	Outstanding	Carrying		(Reversal) In	Discount	Prepayment	Constant
Loan Type	Face Amount	Value	Fair Value	Current Year	Rate	Speed	Default Rate	Loss Severity
Securitized Manufactured Housing Loans Portfolio I	$102,681	$91,924	$89,674	$(5,465)	9.4%	6.0%	3.0%	65.0%
Securitized Manufactured Housing Loans Portfolio II	128,975	128,117	123,471	840	8.1%	7.0%	3.5%	60.0%
Residential Loans	45,968	35,409	38,894	(826)	7.5%	4.6%	2.8%	45.9%
Total Residential Mortgage Loans, Held-for-Investment, Net	$277,624	$255,450	$252,039	$(5,451)

Schedule of fair value of derivatives

Newcastle’s derivatives are recorded on its balance sheet as follows:

		Fair Value
		December 31,
	Balance sheet location	2013	2012
Derivative Assets
Linked transaction at fair value	Receivables and other assets	$43,662	$—
Interest rate caps, not designated as hedges	Receivables and other assets	—	165
		$43,662	$165
Derivative Liabilities
Interest rate swaps, designated as hedges	Accounts payable, accrued expenses and other liabilities	$6,203	$12,175

Interest rate swaps, not designated as hedges	Accounts payable, accrued expenses and other liabilities	7,592	19,401
		$13,795	$31,576

Schedule of outstanding derivatives
The following table summarizes information related to derivatives:

	December 31,
	2013	2012
Cash flow hedges
Notional amount of interest rate swap agreements	$105,031	$154,450
Amount of (loss) recognized in other comprehensive income on effective portion	(6,117)	(12,050)
Deferred hedge gain (loss) related to anticipated financings, which have subsequently occurred, net of amortization	170	237

Deferred hedge gain (loss) related to designation, net of amortization	(45)	(210)
Expected reclassification of deferred hedges from accumulated other comprehensive income (“AOCI”) into earnings over the next 12 months	53	4
Expected reclassification of current hedges from AOCI into earnings over the next 12 months	(3,915)	(6,259)

Non-hedge Derivatives
Notional amount of interest rate swap agreements	185,871	294,203
Notional amount of interest rate cap agreements	—	23,400
Notional amount of linked transactions (A)	116,806	—

(A)	This represents the current face amount of the underlying financial securities comprising linked transactions.

Schedule of gain loss on derivatives

The following table summarizes gains (losses) recorded in relation to derivatives:

	Income Statement Location	Year Ended December 31,
Cash flow hedges		2013	2012	2011
Gain (loss) on the ineffective portion	Other income (loss)	$—	$483	$(917)
	Gain (loss) on sale of
Loss immediately recognized at dedesignation	investments, Other income (loss)	(110)	(7,036)	(13,939)
Amount of loss reclassified from AOCI into income, related to effective portion	Interest expense	(6,128)	(30,631)	(63,350)
Deferred hedge gain reclassified from AOCI into income, related to anticipated financings	Interest expense	67	61	58
Deferred hedge (loss) gain reclassified from AOCI into income, related to effective portion of dedesignated hedges	Interest expense	(56)	1,189	2,259

Non-hedge derivatives gain (loss)
Interest rate swaps	Other income (loss)	10,577	9,101	3,284
Linked transactions	Other income (loss)	(236)	—	—

Schedule of net assets recognized as linked transactions

The following table presents both gross and net information about linked transactions:

	As of December 31,
	2013	2012
Real estate securities-available for sale (A)	$104,308	$—
Repurchase agreements (B)	(60,646)	—
Net assets recognized as linked transactions	$43,662	$—

(A)	Represents the fair value of the securities accounted for as part of linked transactions.
(B)	Represents the carrying value, which approximates fair value, of the repurchase agreements accounted for as part of linked transactions.